Income Taxes (Summary of Deferred Income Tax Assets (Liabilities)) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	$ 401	$ 477
Deferred income tax liabilities	3,539	3,574
Deferred income tax expense recognized in net earning	31	7
Asset retirement obligations and accrued environmental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	411	400
Deferred income tax expense recognized in net earning	(11)	(17)
Tax loss and other carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	334	347
Deferred income tax expense recognized in net earning	9	52
Pension and other post-retirement benefits liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	96	108
Deferred income tax expense recognized in net earning	5	50
Long term debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	88	99
Deferred income tax expense recognized in net earning	10	18
Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	304	307
Deferred income tax expense recognized in net earning	(1)	(8)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	99	108
Deferred income tax expense recognized in net earning	10	47
Receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	63	50
Deferred income tax expense recognized in net earning	(13)	(2)
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	102	96
Deferred income tax expense recognized in net earning	(6)	2
Other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1	1
Deferred income tax expense recognized in net earning	0	0
Loss Carry Forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	3,138	3,097
Deferred income tax expense recognized in net earning	(31)	(7)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	4,470	4,410
Deferred income tax expense recognized in net earning	63	40
Goodwill and other intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	137	173
Deferred income tax expense recognized in net earning	(34)	(168)
Other liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	29	30
Deferred income tax expense recognized in net earning	$ (1)	$ (7)